Annual Total Returns - FidelityInternationalSmallCapFund-RetailPRO - FidelityInternationalSmallCapFund-RetailPRO - Fidelity International Small Cap Fund - Fidelity International Small Cap Fund	Dec. 30, 2023
Bar Chart Table:
Annual Return 2013	35.11%
Annual Return 2014	(5.40%)
Annual Return 2015	6.37%
Annual Return 2016	8.18%
Annual Return 2017	32.90%
Annual Return 2018	(16.04%)
Annual Return 2019	21.43%
Annual Return 2020	9.97%
Annual Return 2021	13.45%
Annual Return 2022	(16.67%)